Reconciliations of Basic and Diluted Earnings Per Equity Share and Earnings per American Depositary Shares (Detail)	12 Months Ended
	Mar. 31, 2021 ₨ / shares	Mar. 31, 2021 $ / shares	Mar. 31, 2020 ₨ / shares	Mar. 31, 2019 ₨ / shares
Earnings Per Share Disclosure [Line Items]
Basic earnings per share | (per share)	₨ 59.27	$ 0.81	₨ 47.59	₨ 41.07
Effect of potential equity shares for stock options outstanding | (per share)	0.25	0.01	0.32	0.41
Diluted earnings per share | (per share)	59.02	0.80	47.27	40.66
Basic earnings per share | (per share)	177.81	2.43	142.77	123.21
Diluted earnings per share | (per share)	177.06	2.40	141.81	121.98
American Depository Shares | Stock Compensation Plan
Earnings Per Share Disclosure [Line Items]
Effect of potential equity shares for stock options outstanding | (per share)	₨ 0.75	$ 0.03	₨ 0.96	₨ 1.23